Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Derivative Liabilities

NOTE 12 – DERIVATIVE LIABILITIES

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. In addition, the Company issued warrants with variable conversion provisions. The conversion terms of the convertible notes and warrants are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

Based on the various convertible notes described in Note 10 and 11, the fair value of applicable derivative liabilities on notes, warrants and change in fair value of derivative liability are as follows for the six months ended June 30, 2020:

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Total
Balance as of December 31, 2019	$61,430	$122,021	$183,451
Additions during the period	597,841	353,779	951,620
Change in fair value	16,705	(138,094)	(121,389)
Change due to exercise / redemptions	—	—	—
Balance as of June 30, 2020	$675,976	$337,706	$1,013,682

The fair value of the derivative liability – convertible notes is estimated using a Monte Carlo pricing model with the following assumptions:

Market value of common stock	$0.58 - 1.80
Expected volatility	93.4% - 107.3%
Expected term (in years)	0.48 – 1.59
Risk-free interest rate	0.12% - 0.18%

The fair value of the derivative liability – warrants is estimated using a Monte Carlo pricing model with the following assumptions:

Market value of common stock	$0.58 - 1.10
Expected volatility	108.8% - 143.6%
Expected term (in years)	2.48 - 4.97
Risk-free interest rate	0.23% - 0.36%

NOTE 12 – DERIVATIVE LIABILITIES

The Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. In addition, the Company issued warrants with variable conversion provisions. The conversion terms of the convertible notes and warrants are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

Based on the various convertible notes described in Note 10, the fair value of applicable derivative liabilities on notes, warrants and change in fair value of derivative liability are as follows as of December 31, 2019:

The following table presents the activity for derivative liabilities measured at estimated fair value:

	Derivative Liability - Convertible Notes	Derivative Liability - Warrants	Total
Balance as of December 31, 2018	$—	$—	$—
Additions during the period	61,321	117,763	179,084
Change in fair value	109	4,258	4,367
Change due to exercise / redemptions	—	—	—
Balance as of December 31, 2019	$61,430	$122,021	$183,451

The fair value of the derivative liability – convertible notes is estimated using a Monty Carlo Pricing Model with the following assumptions:

Market value of common stock on issuance date	$4.20
Expected volatility	100%
Expected term (in years)	1
Risk-free interest rate	2.00%

The fair value of the derivative liability – warrants is estimated using a Monty Carlo Pricing Model with the following assumptions:

Market value of common stock on issuance date	$4.20
Expected volatility	122%
Expected term (in years)	3
Risk-free interest rate	2.16%